Exhibit 99.2

OSNATIONAL

3097 Satellite Blvd., Building 700, Suite 400, Duluth, GA 30096

770.497.9100

May 30, 2018

Invitation Homes Operating Partnership LP

1717 Main Street

Suite 2000

Dallas, TX 75201

RE:	Invitation Homes 2018-SFR3 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Invitation Homes Operating Partnership LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

2	Page

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

3	Page

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 4 of 1850 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

4	Page

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:
Name: Jim Duggan
Title: Counsel

5	Page

Schedule I

CLIENT CODE	RESULT
GAAT2130-18.3	APPARENT HOA
GAAT2304-18.3	APPARENT HOA
GAAT5028-18.3	APPARENT HOA
GAAT7046-18.3	APPARENT HOA
CAIE0001-18.3	NON-APPARENT HOA
CAIE0049-18.3	NON-APPARENT HOA
CAIE0090-18.3	NON-APPARENT HOA
CAIE0125-18.3	NON-APPARENT HOA
CAIE0126-18.3	NON-APPARENT HOA
CAIE0463-18.3	NON-APPARENT HOA
CAIE0583-18.3	NON-APPARENT HOA
CAIE0727-18.3	NON-APPARENT HOA
CAIE0849-18.3	NON-APPARENT HOA
CAIE0916-18.3	NON-APPARENT HOA
CAIE0929-18.3	NON-APPARENT HOA
CAIE0961-18.3	NON-APPARENT HOA
CAIE1034-18.3	NON-APPARENT HOA
CAIE1056-18.3	NON-APPARENT HOA
CAIE1072-18.3	NON-APPARENT HOA
CAIE1083-18.3	NON-APPARENT HOA
CAIE1112-18.3	NON-APPARENT HOA
CAIE1133-18.3	NON-APPARENT HOA
CAIE1156-18.3	NON-APPARENT HOA
CAIE1162-18.3	NON-APPARENT HOA
CAIE1191-18.3	NON-APPARENT HOA
CAIE1218-18.3	NON-APPARENT HOA
CAIE1286-18.3	NON-APPARENT HOA
CAIE1367-18.3	NON-APPARENT HOA
CAIE1381-18.3	NON-APPARENT HOA
CAIE1388-18.3	NON-APPARENT HOA
CAIE1399-18.3	NON-APPARENT HOA
CAIE1411-18.3	NON-APPARENT HOA
CAIE1442-18.3	NON-APPARENT HOA
CAIE1545-18.3	NON-APPARENT HOA
CAIE1562-18.3	NON-APPARENT HOA
CAIE1594-18.3	NON-APPARENT HOA
CAIE1603-18.3	NON-APPARENT HOA
CAIE1621-18.3	NON-APPARENT HOA
CAIE1650-18.3	NON-APPARENT HOA
CAIE1651-18.3	NON-APPARENT HOA
CAIE1656-18.3	NON-APPARENT HOA
CAIE1659-18.3	NON-APPARENT HOA
CAIE1662-18.3	NON-APPARENT HOA
CAIE1671-18.3	NON-APPARENT HOA
CAIE1690-18.3	NON-APPARENT HOA
CAIE1692-18.3	NON-APPARENT HOA
CAIE1700-18.3	NON-APPARENT HOA
CAIE1710-18.3	NON-APPARENT HOA
CAIE1714-18.3	NON-APPARENT HOA
CAIE1716-18.3	NON-APPARENT HOA
CAIE1719-18.3	NON-APPARENT HOA
CAIE1725-18.3	NON-APPARENT HOA
CAIE1732-18.3	NON-APPARENT HOA
CAIE1739-18.3	NON-APPARENT HOA
CAIE1744-18.3	NON-APPARENT HOA
CAIE1751-18.3	NON-APPARENT HOA
CAIE1757-18.3	NON-APPARENT HOA
CAIE1758-18.3	NON-APPARENT HOA
CAIE1762-18.3	NON-APPARENT HOA
CAIE1765-18.3	NON-APPARENT HOA
CAIE1776-18.3	NON-APPARENT HOA
CAIE1777-18.3	NON-APPARENT HOA
CAIE1785-18.3	NON-APPARENT HOA

6	Page

CAIE1788-18.3	NON-APPARENT HOA
CAIE1790-18.3	NON-APPARENT HOA
CAIE1792-18.3	NON-APPARENT HOA
CAIE1795-18.3	NON-APPARENT HOA
CAIE1809-18.3	NON-APPARENT HOA
CAIE1812-18.3	NON-APPARENT HOA
CAIE1813-18.3	NON-APPARENT HOA
CAIE1815-18.3	NON-APPARENT HOA
CAIE1816-18.3	NON-APPARENT HOA
CAIE1819-18.3	NON-APPARENT HOA
CAIE1821-18.3	NON-APPARENT HOA
CAIE1825-18.3	NON-APPARENT HOA
CAIE1826-18.3	NON-APPARENT HOA
CAIE1828-18.3	NON-APPARENT HOA
CAIE1829-18.3	NON-APPARENT HOA
CAIE1833-18.3	NON-APPARENT HOA
CAIE1843-18.3	NON-APPARENT HOA
CAIE1850-18.3	NON-APPARENT HOA
CAIE1853-18.3	NON-APPARENT HOA
CAIE1855-18.3	NON-APPARENT HOA
CAIE1864-18.3	NON-APPARENT HOA
CAIE1865-18.3	NON-APPARENT HOA
CAIE1882-18.3	NON-APPARENT HOA
CAIE1896-18.3	NON-APPARENT HOA
CAIE1915-18.3	NON-APPARENT HOA
CAIE1918-18.3	NON-APPARENT HOA
CAIE1922-18.3	NON-APPARENT HOA
CAIE1928-18.3	NON-APPARENT HOA
CAIE1991-18.3	NON-APPARENT HOA
CAIE2000-18.3	NON-APPARENT HOA
CAIE2041-18.3	NON-APPARENT HOA
CAIE2047-18.3	NON-APPARENT HOA
CAIE2050-18.3	NON-APPARENT HOA
CAIE2065-18.3	NON-APPARENT HOA
CAIE2069-18.3	NON-APPARENT HOA
CAIE2116-18.3	NON-APPARENT HOA
CALA0058-18.3	NON-APPARENT HOA
CALA0075-18.3	NON-APPARENT HOA
CALA0077-18.3	NON-APPARENT HOA
CALA0094-18.3	NON-APPARENT HOA
CALA0152-18.3	NON-APPARENT HOA
CALA0161-18.3	NON-APPARENT HOA
CALA0467-18.3	NON-APPARENT HOA
CALA0474-18.3	NON-APPARENT HOA
CALA0475-18.3	NON-APPARENT HOA
CALA0522-18.3	NON-APPARENT HOA
CALA0524-18.3	NON-APPARENT HOA
CALA0535-18.3	NON-APPARENT HOA
CALA0556-18.3	NON-APPARENT HOA
CALA0567-18.3	NON-APPARENT HOA
CALA0606-I8.3	NON-APPARENT HOA
CALA0608-18.3	NON-APPARENT HOA
CALA0626-18.3	NON-APPARENT HOA
CALA0627-18.3	NON-APPARENT HOA
CALA0661-18.3	NON-APPARENT HOA
CALA0671-18.3	NON-APPARENT HOA
CALA0690-18.3	NON-APPARENT HOA
CALA0713-18.3	NON-APPARENT HOA
CALA0724-18.3	NON-APPARENT HOA
CALA0749-18.3	NON-APPARENT HOA
CALA0763-18.3	NON-APPARENT HOA
CALA0776-18.3	NON-APPARENT HOA
CALA0780-18.3	NON-APPARENT HOA
CALA0791-18.3	NON-APPARENT HOA
CALA0825-18.3	NON-APPARENT HOA
CALA0831-18.3	NON-APPARENT HOA
CALA0835-18.3	NON-APPARENT HOA
CALA0845-18.3	NON-APPARENT HOA
CALA0865-18.3	NON-APPARENT HOA
CALA0880-18.3	NON-APPARENT HOA

7	Page

CALA0898-18.3	NON-APPARENT HOA
CALA0900-18.3	NON-APPARENT HOA
CALA0909-18.3	NON-APPARENT HOA
CALA1020-18.3	NON-APPARENT HOA
CALA1026-18.3	NON-APPARENT HOA
CALA1028-18.3	NON-APPARENT HOA
CALA1029-18.3	NON-APPARENT HOA
CALA1033-18.3	NON-APPARENT HOA
CALA1041-18.3	NON-APPARENT HOA
CALA1043-18.3	NON-APPARENT HOA
CALA1051-18.3	NON-APPARENT HOA
CALA1060-18.3	NON-APPARENT HOA
CALA1067-18.3	NON-APPARENT HOA
CALA1075-18.3	NON-APPARENT HOA
CALA1089-18.3	NON-APPARENT HOA
CALA1110-18.3	NON-APPARENT HOA
CALA1133-18.3	NON-APPARENT HOA
CALA1139-18.3	NON-APPARENT HOA
CALA1144-18.3	NON-APPARENT HOA
CALA1150-18.3	NON-APPARENT HOA
CALA1157-18.3	NON-APPARENT HOA
CALA1168-18.3	NON-APPARENT HOA
CALA1171-18.3	NON-APPARENT HOA
CALA1174-18.3	NON-APPARENT HOA
CALA1175-18.3	NON-APPARENT HOA
CALA1180-18.3	NON-APPARENT HOA
CALA1182-18.3	NON-APPARENT HOA
CALA1190-18.3	NON-APPARENT HOA
CALA1208-18.3	NON-APPARENT HOA
CALA1210-18.3	NON-APPARENT HOA
CALA1213-18.3	NON-APPARENT HOA
CALA1228-18.3	NON-APPARENT HOA
CALA1236-18.3	NON-APPARENT HOA
CALA1250-18.3	NON-APPARENT HOA
CALA1251-18.3	NON-APPARENT HOA
CALA1252-18.3	NON-APPARENT HOA
CALA1253-18.3	NON-APPARENT HOA
CALA1261-18.3	NON-APPARENT HOA
CALA1266-18.3	NON-APPARENT HOA
CALA1289-18.3	NON-APPARENT HOA
CALA1304-18.3	NON-APPARENT HOA
CALA1315-18.3	NON-APPARENT HOA
CALA1318-18.3	NON-APPARENT HOA
CALA1403-18.3	NON-APPARENT HOA
CALA1411-18.3	NON-APPARENT HOA
CALA1420-18.3	NON-APPARENT HOA
CALA1427-18.3	NON-APPARENT HOA
CALA1433-18.3	NON-APPARENT HOA
CALA1443-18.3	NON-APPARENT HOA
CALA1452-18.3	NON-APPARENT HOA
CALA1457-18.3	NON-APPARENT HOA
CALA1473-18.3	NON-APPARENT HOA
CALA1501-18.3	NON-APPARENT HOA
CALA1527-18.3	NON-APPARENT HOA
CALA1551-18.3	NON-APPARENT HOA
CALA1595-18.3	NON-APPARENT HOA
CALA1621-18.3	NON-APPARENT HOA
CALA1751-18.3	NON-APPARENT HOA
CALA1757-18.3	NON-APPARENT HOA
CALA1809-18.3	NON-APPARENT HOA
CALA1822-18.3	NON-APPARENT HOA
CALA1828-18.3	NON-APPARENT HOA
CALA1831-18.3	NON-APPARENT HOA
CALA1934-18.3	NON-APPARENT HOA
CALA1979-18.3	NON-APPARENT HOA
CALA2005-18.3	NON-APPARENT HOA
CALA2009-18.3	NON-APPARENT HOA
CALA2026-18.3	NON-APPARENT HOA
CALA2036-18.3	NON-APPARENT HOA
CALA2050-18.3	NON-APPARENT HOA

8	Page

CALA2068-18.3	NON-APPARENT HOA
CALA2086-18.3	NON-APPARENT HOA
CALA2098-18.3	NON-APPARENT HOA
CALA2101-18.3	NON-APPARENT HOA
CALA2107-18.3	NON-APPARENT HOA
CALA2108-18.3	NON-APPARENT HOA
CALA2113-18.3	NON-APPARENT HOA
CALA2116-18.3	NON-APPARENT HOA
CALA2120-18.3	NON-APPARENT HOA
CALA2123-18.3	NON-APPARENT HOA
CALA2124-18.3	NON-APPARENT HOA
CALA2125-18.3	NON-APPARENT HOA
CALA2130-18.3	NON-APPARENT HOA
CALA2133-18.3	NON-APPARENT HOA
CALA2134-18.3	NON-APPARENT HOA
CALA2137-18.3	NON-APPARENT HOA
CALA2138-18.3	NON-APPARENT HOA
CALA2139-18.3	NON-APPARENT HOA
CALA2141-18.3	NON-APPARENT HOA
CALA2143-18.3	NON-APPARENT HOA
CALA2145-18.3	NON-APPARENT HOA
CALA2146-18.3	NON-APPARENT HOA
CALA2148-18.3	NON-APPARENT HOA
CALA2149-18.3	NON-APPARENT HOA
CALA2152-18.3	NON-APPARENT HOA
CALA2153-18.3	NON-APPARENT HOA
CALA2154-18.3	NON-APPARENT HOA
CALA2157-18.3	NON-APPARENT HOA
CALA2158-18.3	NON-APPARENT HOA
CALA2159-18.3	NON-APPARENT HOA
CALA2162-18.3	NON-APPARENT HOA
CALA2164-18.3	NON-APPARENT HOA
CALA2165-18.3	NON-APPARENT HOA
CALA2166-18.3	NON-APPARENT HOA
CALA2168-18.3	NON-APPARENT HOA
CALA2173-18.3	NON-APPARENT HOA
CALA2177-18.3	NON-APPARENT HOA
CALA2179-18.3	NON-APPARENT HOA
CALA2196-18.3	NON-APPARENT HOA
CALA2217-18.3	NON-APPARENT HOA
CALA2228-18.3	NON-APPARENT HOA
CALA2229-18.3	NON-APPARENT HOA
CALA2236-18.3	NON-APPARENT HOA
CALA2239-18.3	NON-APPARENT HOA
CALA2240-18.3	NON-APPARENT HOA
CALA2242-18.3	NON-APPARENT HOA
CALA2243-18.3	NON-APPARENT HOA
CALA2253-18.3	NON-APPARENT HOA
CALA2265-18.3	NON-APPARENT HOA
CALA2267-18.3	NON-APPARENT HOA
CALA2270-18.3	NON-APPARENT HOA
CALA2272-18.3	NON-APPARENT HOA
CALA2278-18.3	NON-APPARENT HOA
CALA2281-18.3	NON-APPARENT HOA
CALA2282-18.3	NON-APPARENT HOA
CALA2283-18.3	NON-APPARENT HOA
CALA2286-18.3	NON-APPARENT HOA
CALA2289-18.3	NON-APPARENT HOA
CALA2293-18.3	NON-APPARENT HOA
CALA2300-18.3	NON-APPARENT HOA
CALA2303-18.3	NON-APPARENT HOA
CALA2304-18.3	NON-APPARENT HOA
CALA2305-18.3	NON-APPARENT HOA
CALA2310-18.3	NON-APPARENT HOA
CALA2315-18.3	NON-APPARENT HOA
CALA2316-18.3	NON-APPARENT HOA
CALA2321-18.3	NON-APPARENT HOA
CALA2323-18.3	NON-APPARENT HOA
CALA2328-18.3	NON-APPARENT HOA
CALA2337-18.3	NON-APPARENT HOA

9	Page

CALA2346-18.3	NON-APPARENT HOA
CALA2362-18.3	NON-APPARENT HOA
CALA2378-18.3	NON-APPARENT HOA
CALA2382-18.3	NON-APPARENT HOA
CALA2388-18.3	NON-APPARENT HOA
CALA2391-18.3	NON-APPARENT HOA
CALA2393-18.3	NON-APPARENT HOA
CALA2394-18.3	NON-APPARENT HOA
CALA2395-18.3	NON-APPARENT HOA
CALA2400-18.3	NON-APPARENT HOA
CALA2408-18.3	NON-APPARENT HOA
CALA2421-18.3	NON-APPARENT HOA
CALA2422-18.3	NON-APPARENT HOA
CALA2423-18.3	NON-APPARENT HOA
CALA2424-18.3	NON-APPARENT HOA
CALA2440-18.3	NON-APPARENT HOA
CALA2458-18.3	NON-APPARENT HOA
CALA2462-18.3	NON-APPARENT HOA
CALA2542-18.3	NON-APPARENT HOA
CALA2586-18.3	NON-APPARENT HOA
CASA0172-18.3	NON-APPARENT HOA
CASA0238-18.3	NON-APPARENT HOA
CASA0312-18.3	NON-APPARENT HOA
CASA0313-18.3	NON-APPARENT HOA
CASA0318-18.3	NON-APPARENT HOA
CASA0323-18.3	NON-APPARENT HOA
CASA0325-18.3	NON-APPARENT HOA
CASA0329-18.3	NON-APPARENT HOA
CASA0332-18.3	NON-APPARENT HOA
CASA0339-18.3	NON-APPARENT HOA
CASA0343-18.3	NON-APPARENT HOA
CASA0346-18.3	NON-APPARENT HOA
CASA0348-18.3	NON-APPARENT HOA
CASA0352-18.3	NON-APPARENT HOA
CASA0362-18.3	NON-APPARENT HOA
CASA0363-18.3	NON-APPARENT HOA
CASA0366-18.3	NON-APPARENT HOA
CASA0374-18.3	NON-APPARENT HOA
CASA0378-18.3	NON-APPARENT HOA
CASA0384-18.3	NON-APPARENT HOA
CASA0391-18.3	NON-APPARENT HOA
CASA0445-18.3	NON-APPARENT HOA
CASA0604-18.3	NON-APPARENT HOA
CASA0634-18.3	NON-APPARENT HOA
CASA0637-18.3	NON-APPARENT HOA
CASA0653-18.3	NON-APPARENT HOA
CASA0701-18.3	NON-APPARENT HOA
CASA0706-18.3	NON-APPARENT HOA
CASA0715-18.3	NON-APPARENT HOA
CASA0743-18.3	NON-APPARENT HOA
CASA0761-18.3	NON-APPARENT HOA
CASA0781-18.3	NON-APPARENT HOA
CASA0839-18.3	NON-APPARENT HOA
CASA0854-18.3	NON-APPARENT HOA
CASA0961-18.3	NON-APPARENT HOA
CASA1002-18.3	NON-APPARENT HOA
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FLJA0395-18.3	NON-APPARENT HOA
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17	Page

FLMI0907-18.3	NON-APPARENT HOA
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FLMI2011-18.3	NON-APPARENT HOA
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18	Page

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20	Page

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GAAT3817-18.3	NON-APPARENT HOA
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GAAT3932-18.3	NON-APPARENT HOA
GAAT3959-18.3	NON-APPARENT HOA
GAAT4009-18.3	NON-APPARENT HOA
GAAT4046-18.3	NON-APPARENT HOA
GAAT4088-18.3	NON-APPARENT HOA
GAAT4105-18.3	NON-APPARENT HOA
GAAT4135-18.3	NON-APPARENT HOA
GAAT4146-18.3	NON-APPARENT HOA
GAAT4147-18.3	NON-APPARENT HOA
GAAT4150-18.3	NON-APPARENT HOA
GAAT4157-18.3	NON-APPARENT HOA
GAAT4162-18.3	NON-APPARENT HOA
GAAT4163-18.3	NON-APPARENT HOA
GAAT4275-18.3	NON-APPARENT HOA
GAAT4419-18.3	NON-APPARENT HOA
GAAT4428-18.3	NON-APPARENT HOA
GAAT4442-18.3	NON-APPARENT HOA
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23	Page

GAAT4494-18.3	NON-APPARENT HOA
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GAAT4688-18.3	NON-APPARENT HOA
GAAT4849-18.3	NON-APPARENT HOA
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GAAT4851-18.3	NON-APPARENT HOA
GAAT4855-18.3	NON-APPARENT HOA
GAAT4864-18.3	NON-APPARENT HOA
GAAT4968-18.3	NON-APPARENT HOA
GAAT4972-18.3	NON-APPARENT HOA
GAAT4992-18.3	NON-APPARENT HOA
GAAT5000-18.3	NON-APPARENT HOA
GAAT5001-18.3	NON-APPARENT HOA
GAAT5039-18.3	NON-APPARENT HOA
GAAT5065-18.3	NON-APPARENT HOA
GAAT5068-18.3	NON-APPARENT HOA
GAAT5080-18.3	NON-APPARENT HOA
GAAT5092-18.3	NON-APPARENT HOA
GAAT5130-18.3	NON-APPARENT HOA
GAAT5156-18.3	NON-APPARENT HOA
GAAT5163-18.3	NON-APPARENT HOA
GAAT5165-18.3	NON-APPARENT HOA
GAAT5196-18.3	NON-APPARENT HOA
GAAT5215-18.3	NON-APPARENT HOA
GAAT5291-18.3	NON-APPARENT HOA
GAAT5292-18.3	NON-APPARENT HOA
GAAT5300-18.3	NON-APPARENT HOA
GAAT5399-18.3	NON-APPARENT HOA
GAAT5420-18.3	NON-APPARENT HOA
GAAT5454-18.3	NON-APPARENT HOA
GAAT5469-18.3	NON-APPARENT HOA
GAAT5483-18.3	NON-APPARENT HOA
GAAT5513-18.3	NON-APPARENT HOA
GAAT5552-18.3	NON-APPARENT HOA
GAAT5573-18.3	NON-APPARENT HOA
GAAT5584-18.3	NON-APPARENT HOA
GAAT5596-18.3	NON-APPARENT HOA
GAAT5601-18.3	NON-APPARENT HOA
GAAT5631-18.3	NON-APPARENT HOA
GAAT5701-18.3	NON-APPARENT HOA
GAAT5711-18.3	NON-APPARENT HOA
GAAT5741-18.3	NON-APPARENT HOA
GAAT5821-18.3	NON-APPARENT HOA
GAAT5848-18.3	NON-APPARENT HOA
GAAT5860-18.3	NON-APPARENT HOA
GAAT5913-18.3	NON-APPARENT HOA
GAAT5954-18.3	NON-APPARENT HOA
GAAT5967-18.3	NON-APPARENT HOA
GAAT5976-18.3	NON-APPARENT HOA
GAAT5992-18.3	NON-APPARENT HOA
GAAT5996-18.3	NON-APPARENT HOA
GAAT6001-18.3	NON-APPARENT HOA
GAAT6020-18.3	NON-APPARENT HOA
GAAT6024-18.3	NON-APPARENT HOA
GAAT6034-18.3	NON-APPARENT HOA
GAAT6071-18.3	NON-APPARENT HOA
GAAT6074-18.3	NON-APPARENT HOA
GAAT6100-18.3	NON-APPARENT HOA
GAAT6137-18.3	NON-APPARENT HOA
GAAT6197-18.3	NON-APPARENT HOA
GAAT6216-18.3	NON-APPARENT HOA
GAAT6285-18.3	NON-APPARENT HOA
GAAT6296-18.3	NON-APPARENT HOA
GAAT6323-18.3	NON-APPARENT HOA
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24	Page

NC2C0518-18.3	NON-APPARENT HOA
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NC2C0663-18.3	NON-APPARENT HOA
NC2C0673-18.3	NON-APPARENT HOA
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NC2C1366-18.3	NON-APPARENT HOA
NC2C1434-18.3	NON-APPARENT HOA
NV2L0274-18.3	NON-APPARENT HOA
NV2L0293-18.3	NON-APPARENT HOA
NV2L0310-18.3	NON-APPARENT HOA
NV2L0319-18.3	NON-APPARENT HOA
NV2L0341-18.3	NON-APPARENT HOA
NV2L0371-18.3	NON-APPARENT HOA
NV2L0516-18.3	NON-APPARENT HOA
NV2L0522-18.3	NON-APPARENT HOA
NV2L0556-18.3	NON-APPARENT HOA
NV2L0561-18.3	NON-APPARENT HOA
NV2L0605-18.3	NON-APPARENT HOA
NV2L0640-18.3	NON-APPARENT HOA
NV2L0642-18.3	NON-APPARENT HOA
NV2L0661-18.3	NON-APPARENT HOA
NV2L0662-18.3	NON-APPARENT HOA
NV2L0666-18.3	NON-APPARENT HOA
NV2L0681-18.3	NON-APPARENT HOA
NV2L0724-18.3	NON-APPARENT HOA
NV2L0762-18.3	NON-APPARENT HOA
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NV2L0834-18.3	NON-APPARENT HOA
NV2L0838-18.3	NON-APPARENT HOA
NV2L0842-18.3	NON-APPARENT HOA
NV2L0878-18.3	NON-APPARENT HOA
NV2L0917-18.3	NON-APPARENT HOA
WA2S0705-18.3	NON-APPARENT HOA
WA2S0841-18.3	NON-APPARENT HOA
WA2S0870-18.3	NON-APPARENT HOA
WA2S0957-18.3	NON-APPARENT HOA
WA2S1044-18.3	NON-APPARENT HOA
WA2S1085-18.3	NON-APPARENT HOA
WA2S1110-18.3	NON-APPARENT HOA
WA2S1158-18.3	NON-APPARENT HOA
WA2S1165-18.3	NON-APPARENT HOA
WA2S1204-18.3	NON-APPARENT HOA
WA2S1214-18.3	NON-APPARENT HOA
WA2S1215-18.3	NON-APPARENT HOA
WA2S1220-18.3	NON-APPARENT HOA
WA2S1242-18.3	NON-APPARENT HOA
WA2S1249-18.3	NON-APPARENT HOA
WA2S1263-18.3	NON-APPARENT HOA
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WA2S1283-18.3	NON-APPARENT HOA
WA2S1311-18.3	NON-APPARENT HOA
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WA2S1333-18.3	NON-APPARENT HOA
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WA2S1365-18.3	NON-APPARENT HOA
WA2S1367-18.3	NON-APPARENT HOA
WA2S1371-18.3	NON-APPARENT HOA
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WA2S1397-18.3	NON-APPARENT HOA
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CAIE0603-18.3	NON-APPARENT HOA
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CAIE1257-18.3	NON-APPARENT HOA

25	Page

CAIE2034-18.3	NON-APPARENT HOA
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CAIE2084-18.3	NON-APPARENT HOA
CAIE2086-18.3	NON-APPARENT HOA
CAIE2099-18.3	NON-APPARENT HOA
CAIE2112-18.3	NON-APPARENT HOA
CAIE2121-18.3	NON-APPARENT HOA
CALA0806-18.3	NON-APPARENT HOA
CALA0838-18.3	NON-APPARENT HOA
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CALA1226-18.3	NON-APPARENT HOA
CALA1242-18.3	NON-APPARENT HOA
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CALA1278-18.3	NON-APPARENT HOA
CALA1337-18.3	NON-APPARENT HOA
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CALA1391-18.3	NON-APPARENT HOA
CALA1421-18.3	NON-APPARENT HOA
CALA1856-18.3	NON-APPARENT HOA
CALA1860-18.3	NON-APPARENT HOA
CALA1882-18.3	NON-APPARENT HOA
CALA1905-18.3	NON-APPARENT HOA
CALA1917-18.3	NON-APPARENT HOA
CALA1919-18.3	NON-APPARENT HOA
CALA1921-18.3	NON-APPARENT HOA
CASA0396-18.3	NON-APPARENT HOA
CASA0419-18.3	NON-APPARENT HOA
CASA0455-18.3	NON-APPARENT HOA
CASA0456-18.3	NON-APPARENT HOA
CASA0467-18.3	NON-APPARENT HOA
CASA0473-18.3	NON-APPARENT HOA
CASA0480-18.3	NON-APPARENT HOA
CASA0482-18.3	NON-APPARENT HOA
CASA0491-18.3	NON-APPARENT HOA
CASA0501-18.3	NON-APPARENT HOA
CASA0502-18.3	NON-APPARENT HOA
CASA0503-18.3	NON-APPARENT HOA
CASA0537-18.3	NON-APPARENT HOA
CASA0560-18.3	NON-APPARENT HOA
CASA0564-18.3	NON-APPARENT HOA
CASA0580-18.3	NON-APPARENT HOA
CASA0610-18.3	NON-APPARENT HOA
CASA0619-18.3	NON-APPARENT HOA
CASA0669-18.3	NON-APPARENT HOA
CASA0738-18.3	NON-APPARENT HOA
CASA0742-18.3	NON-APPARENT HOA
CASA0879-18.3	NON-APPARENT HOA
CASA1608-18.3	NON-APPARENT HOA
CASA1747-18.3	NON-APPARENT HOA
CASA1820-18.3	NON-APPARENT HOA
CASA1833-18.3	NON-APPARENT HOA
CASA1835-18.3	NON-APPARENT HOA
AZPH0295-18.3	NON-APPARENT HOA
AZPH0743-18.3	NON-APPARENT HOA
FLJA0823-18.3	NON-APPARENT HOA
FLJA1013-18.3	NON-APPARENT HOA
FLMI0881-18.3	NON-APPARENT HOA
FLMI0978-18.3	NON-APPARENT HOA
FLMI1059-18.3	NON-APPARENT HOA
FLMI1108-18.3	NON-APPARENT HOA
FLMI1187-18.3	NON-APPARENT HOA
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26	Page

FLMI1283-18.3	NON-APPARENT HOA
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FLMI1429-18.3	NON-APPARENT HOA
FLMI1434-18.3	NON-APPARENT HOA
FLMI1436-18.3	NON-APPARENT HOA
FLMI1446-18.3	NON-APPARENT HOA
FLMI1447-18.3	NON-APPARENT HOA
FLMI1451-18.3	NON-APPARENT HOA
FLMI1463-18.3	NON-APPARENT HOA
FLMI1505-18.3	NON-APPARENT HOA
FLMI1528-18.3	NON-APPARENT HOA
FLMI1529-18.3	NON-APPARENT HOA
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FLMI1562-18.3	NON-APPARENT HOA
FLMI1573-18.3	NON-APPARENT HOA
FLMI1578-18.3	NON-APPARENT HOA
FLMI1579-18.3	NON-APPARENT HOA
FLMI1594-18.3	NON-APPARENT HOA
FLMI1598-18.3	NON-APPARENT HOA
FLMI1656-18.3	NON-APPARENT HOA
FLMI1705-18.3	NON-APPARENT HOA
FLMI1709-18.3	NON-APPARENT HOA
FLMI1731-18.3	NON-APPARENT HOA
FLMI1738-18.3	NON-APPARENT HOA
FLMI1760-18.3	NON-APPARENT HOA
FLMI1765-18.3	NON-APPARENT HOA
FLMI1769-18.3	NON-APPARENT HOA
FLMI1770-18.3	NON-APPARENT HOA
FLMI1792-18.3	NON-APPARENT HOA
FLMI1793-18.3	NON-APPARENT HOA
FLMI1798-18.3	NON-APPARENT HOA
FLMI1805-18.3	NON-APPARENT HOA
FLMI1860-18.3	NON-APPARENT HOA
FLMI1863-18.3	NON-APPARENT HOA
FLMI1870-18.3	NON-APPARENT HOA
FLMI1878-18.3	NON-APPARENT HOA
FLMI1879-18.3	NON-APPARENT HOA
FLMI1889-18.3	NON-APPARENT HOA
FLMI1894-18.3	NON-APPARENT HOA
FLMI1933-18.3	NON-APPARENT HOA
FLMI1951-18.3	NON-APPARENT HOA
FLMI1954-18.3	NON-APPARENT HOA
FLMI1959-18.3	NON-APPARENT HOA
FLMI1970-18.3	NON-APPARENT HOA
FLMI1972-18.3	NON-APPARENT HOA
FLMI1977-18.3	NON-APPARENT HOA
FLMI2000-18.3	NON-APPARENT HOA
FLMI2004-18.3	NON-APPARENT HOA
FLMI2006-18.3	NON-APPARENT HOA
FLMI2007-18.3	NON-APPARENT HOA
FLMI2024-18.3	NON-APPARENT HOA
FLMI2039-18.3	NON-APPARENT HOA
FLMI2050-18.3	NON-APPARENT HOA
FLMI2051-18.3	NON-APPARENT HOA
FLMI2065-18.3	NON-APPARENT HOA
FLMI2081-18.3	NON-APPARENT HOA
FLMI2095-18.3	NON-APPARENT HOA
FLMI2107-18.3	NON-APPARENT HOA
FLMI2114-18.3	NON-APPARENT HOA
FLMI2115-18.3	NON-APPARENT HOA
FLMI2116-18.3	NON-APPARENT HOA
FLMI2117-18.3	NON-APPARENT HOA
FLMI2119-18.3	NON-APPARENT HOA
FLMI2175-18.3	NON-APPARENT HOA
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27	Page

FLMI2235-18.3	NON-APPARENT HOA
FLMI2237-18.3	NON-APPARENT HOA
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FLMI2316-18.3	NON-APPARENT HOA
FLMI2322-18.3	NON-APPARENT HOA
FLMI2332-18.3	NON-APPARENT HOA
FLMI2343-18.3	NON-APPARENT HOA
FLMI2356-18.3	NON-APPARENT HOA
FLMI2362-18.3	NON-APPARENT HOA
FLMI2372-18.3	NON-APPARENT HOA
FLMI2377-18.3	NON-APPARENT HOA
FLMI2392-18.3	NON-APPARENT HOA
FLMI2399-18.3	NON-APPARENT HOA
FLMI2403-18.3	NON-APPARENT HOA
FLMI2407-18.3	NON-APPARENT HOA
FLMI2410-18.3	NON-APPARENT HOA
FLMI2427-18.3	NON-APPARENT HOA
FLMI2437-18.3	NON-APPARENT HOA
FLMI2438-18.3	NON-APPARENT HOA
FLMI2447-18.3	NON-APPARENT HOA
FLMI2448-18.3	NON-APPARENT HOA
FLMI2452-18.3	NON-APPARENT HOA
FLMI2456-18.3	NON-APPARENT HOA
FLMI2461-18.3	NON-APPARENT HOA
FLMI2465-18.3	NON-APPARENT HOA
FLMI2479-18.3	NON-APPARENT HOA
FLMI2489-18.3	NON-APPARENT HOA
FLMI2523-18.3	NON-APPARENT HOA
FLMI2546-18.3	NON-APPARENT HOA
FLMI2558-18.3	NON-APPARENT HOA
FLMI2561-18.3	NON-APPARENT HOA
FLMI2583-18.3	NON-APPARENT HOA
FLMI2593-18.3	NON-APPARENT HOA
FLMI2616-18.3	NON-APPARENT HOA
FLMI2630-18.3	NON-APPARENT HOA
FLMI2633-18.3	NON-APPARENT HOA
FLMI2662-18.3	NON-APPARENT HOA
FLMI2667-18.3	NON-APPARENT HOA
FLMI2673-18.3	NON-APPARENT HOA
FLMI2716-18.3	NON-APPARENT HOA
FLMI2792-18.3	NON-APPARENT HOA
FLMI2976-18.3	NON-APPARENT HOA
FLMI2992-18.3	NON-APPARENT HOA
FLMI3233-18.3	NON-APPARENT HOA
FLMI3268-18.3	NON-APPARENT HOA
FLMI3318-18.3	NON-APPARENT HOA
FLMI3705-18.3	NON-APPARENT HOA
FLMI3764-18.3	NON-APPARENT HOA
FLOR1388-18.3	NON-APPARENT HOA
FLOR1392-18.3	NON-APPARENT HOA
FLOR1426-18.3	NON-APPARENT HOA
FLOR1453-18.3	NON-APPARENT HOA
FLOR1502-18.3	NON-APPARENT HOA
FLOR1505-18.3	NON-APPARENT HOA
FLOR1506-18.3	NON-APPARENT HOA
FLOR1585-18.3	NON-APPARENT HOA
FLOR1634-18.3	NON-APPARENT HOA
FLOR1648-18.3	NON-APPARENT HOA
FLOR1799-18.3	NON-APPARENT HOA
FLOR1806-18.3	NON-APPARENT HOA
FLOR1824-18.3	NON-APPARENT HOA
FLOR1849-18.3	NON-APPARENT HOA
FLOR1895-18.3	NON-APPARENT HOA
FLOR1899-18.3	NON-APPARENT HOA
FLOR1911-18.3	NON-APPARENT HOA
FLOR2001-18.3	NON-APPARENT HOA
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28	Page

FLOR2234-18.3	NON-APPARENT HOA
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FLTA2459-18.3	NON-APPARENT HOA
FLTA2668-18.3	NON-APPARENT HOA
FLTA2792-18.3	NON-APPARENT HOA
FLTA2813-18.3	NON-APPARENT HOA
FLTA2875-18.3	NON-APPARENT HOA
FLTA2963-18.3	NON-APPARENT HOA
FLTA2983-18.3	NON-APPARENT HOA
FLTA3038-18.3	NON-APPARENT HOA
FLTA3106-18.3	NON-APPARENT HOA
FLTA3148-18.3	NON-APPARENT HOA
FLTA3173-18.3	NON-APPARENT HOA
FLTA3212-18.3	NON-APPARENT HOA
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FLTA3377-18.3	NON-APPARENT HOA
FLTA3422-18.3	NON-APPARENT HOA
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FLTA3507-18.3	NON-APPARENT HOA
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FLTA3587-18.3	NON-APPARENT HOA
FLTA3612-18.3	NON-APPARENT HOA
FLTA3629-18.3	NON-APPARENT HOA
FLTA3670-18.3	NON-APPARENT HOA
FLTA4039-18.3	NON-APPARENT HOA
NV2L0680-18.3	NON-APPARENT HOA
WA2S0160-18.3	NON-APPARENT HOA
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WA2S0331-18.3	NON-APPARENT HOA
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WA2S0367-18.3	NON-APPARENT HOA
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29	Page

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